Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Derivative financial instruments

35.  Derivative financial instruments

The fair value of derivative financial instruments at 31 December 2020 and 2019 are attributable to the following:

	31 December 2020		31 December 2019
	Assets	Liabilities	Assets	Liabilities
Held for trading	360,047	41,132	443,880	72,539
Derivatives used for hedging	642,623	66,851	483,448	—
Total	1,002,670	107,983	927,328	72,539

At 31 December 2020, the total held for trading derivative financial assets of TL 917,437 (31 December 2019: TL 845,513) also includes a net accrued interest expense of TL 85,233 (31 December 2019: TL 81,815) and the total held for trading derivative financial liabilities of TL 119,111 (31 December 2019: TL 86,617) also includes a net accrued interest expense of TL 11,128 (31 December 2019: TL 14,078).

Derivatives used for hedging

Participating cross currency swap and cross currency swap contracts

The notional amount and the fair value of participating cross currency swap and cross currency swap contracts for hedging purposes at 31 December 2020 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts
TL	1,903,692	EUR	366,800	221,937	23 October 2025
TL	239,107	EUR	48,012	17,202	22 April 2026
TL	118,650	EUR	17,146	35,940	22 April 2026
TL	224,536	USD	40,010	55,830	22 April 2026
TL	220,055	USD	40,010	42,674	22 April 2026
TL	184,622	USD	32,008	42,554	22 April 2026
TL	159,500	USD	28,007	42,068	22 April 2026
TL	156,999	USD	24,006	14,793	22 April 2026
TL	125,231	USD	20,005	27,096	22 April 2026
TL	92,887	USD	16,004	17,169	22 April 2026
TL	85,206	USD	16,004	28,131	22 April 2026
Cross currency swap contracts
TL	99,127	RMB	162,121	97,229	22 April 2026
Derivatives used for hedge accounting financial assets				642,623

EUR 414,812 participating cross currency swap contracts includes TL 1,121,303 guarantees after the CSA agreement.

Interest rate swap contracts

The notional amount and the fair value of interest rate swap contracts for hedging purposes at 31 December 2020 are as follows:

Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair Value	Maturity
Interest rate swap contracts
USD	80,020	USD	80,020	(31,749)	22 April 2026
USD	40,010	USD	40,010	(15,112)	22 April 2026
USD	32,008	USD	32,008	(10,656)	22 April 2026
USD	28,007	USD	28,007	(9,334)	22 April 2026
Derivatives used for hedge accounting financial liabilities				(66,851)

Held for trading

Cross currency swap, participating cross currency swap, FX swap and interest rate swap contracts

The notional amount and the fair value of cross currency swap, participating cross currency swap, FX swap and interest rate swap contracts for hedging purposes at 31 December 2020 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	45,504	EUR	7,200	20,853	23 September 2021
TL	99,154	USD	17,143	31,140	20 March 2023
TL	98,537	USD	17,143	31,575	20 March 2023
TL	30,707	RMB	38,801	14,535	22 April 2026

Participating cross currency swap contracts
TL	218,295	EUR	32,008	67,361	22 April 2026
TL	148,117	EUR	24,006	62,688	22 April 2026
TL	146,677	EUR	24,006	80,075	22 April 2026
TL	73,747	EUR	10,861	19,909	22 April 2026
TL	98,295	USD	16,004	13,356	22 April 2026
TL	95,944	USD	16,004	17,978	22 April 2026

FX swap contracts
TL	73,135	USD	10,000	319	6 January 2021

Interest rate swap contracts
USD	17,778	USD	17,778	258	29 September 2028
Held for trading derivative financial assets				360,047

FX swap, interest swap and participating cross currency swap contracts

The notional amount and the fair value of FX swap, interest swap and participating cross currency swap contracts for hedging purposes at 31 December 2020 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
FX swap contracts
EUR	5,000	USD	6,116	(148)	5 January 2021
EUR	33,000	USD	40,075	(3,148)	12 January 2021
TL	186,488	USD	25,000	(2,851)	6 January 2021
TL	73,865	USD	10,000	(411)	6 January 2021
RMB	10,500	USD	1,544	(488)	13 January 2021

Interest swap contracts
USD	22,222	USD	22,222	(1,141)	29 September 2028

Participating cross currency swap contracts
TL	195,850	USD	25,000	(3,811)	20 November 2025
TL	155,340	USD	20,000	(5,890)	20 November 2025

Cross currency swap contracts
TL	188,851	EUR	19,900	(11,663)	2 December 2021
TL	224,100	EUR	24,000	(2,021)	21 December 2022
TL	154,600	USD	20,000	(6,747)	20 November 2025
Total held for trading derivative financial liabilities				(38,319)

Currency forward contracts

The notional amount and the fair value of currency forward contracts for trading purposes at 31 December 2020 are as follows:

Buy
	Notional
Currency	amount	Fair Value	Maturity
USD	500	(194)	31 January 2021
USD	500	(212)	28 February 2021
USD	500	(216)	31 March 2021
USD	500	(221)	30 April 2021
USD	500	(226)	29 May 2021
USD	500	(232)	30 June 2021
USD	500	(237)	31 July 2021
USD	500	(242)	31 August 2021
USD	500	(250)	30 September 2021
USD	500	(253)	30 October 2021
USD	500	(262)	30 November 2021
USD	500	(268)	31 December 2021
Held for trading derivative financial liabilities		(2,813)

Derivatives used for hedging

Participating cross currency swap and cross currency swap contracts

The notional amount and the fair value of participating cross currency swap and cross currency swap contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts
TL	1,820,280	EUR	433,400	148,066	23 October 2025
TL	257,478	EUR	56,004	7,675	22 April 2026
TL	85,593	USD	18,668	21,581	22 April 2026
TL	145,000	USD	50,000	97,030	16 September 2020
TL	128,833	USD	33,333	57,280	16 September 2020
TL	97,833	USD	33,333	63,358	16 September 2020
TL	64,667	USD	16,667	28,394	16 September 2020
TL	245,951	USD	46,670	9,893	22 April 2026

Cross currency swap contracts
TL	115,628	RMB	189,107	50,171	22 April 2026
Derivatives used for hedge accounting financial assets				483,448

EUR 489,404 participating cross currency swap contracts includes TL 833,786 guarantees after the CSA agreement.

Held for trading

Cross currency swap, participating cross currency swap, FX swap and option contracts

The notional amount and the fair value of cross currency swap, participating cross currency swap, FX swap and option contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	242,873	USD	70,500	178,968	16 September 2020
TL	269,451	USD	70,500	148,452	22 December 2020
TL	137,952	USD	24,000	5,625	20 March 2023
TL	138,816	USD	24,000	5,044	23 March 2023
TL	84,224	EUR	15,040	10,691	23 September 2021
TL	91,008	EUR	14,400	5,141	23 September 2021
TL	35,818	RMB	45,259	944	22 April 2026
Participating cross currency swap contracts
TL	172,772	EUR	28,002	9,904	22 April 2026
TL	171,092	EUR	28,002	21,355	22 April 2026
TL	227,750	EUR	37,336	8,705	22 April 2026
TL	77,520	EUR	12,000	1,097	16 September 2020
TL	261,912	USD	46,670	12,195	22 April 2026
TL	108,349	USD	18,668	3,930	22 April 2026
TL	135,051	USD	23,335	4,674	22 April 2026
TL	215,354	USD	37,336	7,813	22 April 2026
TL	174,000	USD	30,000	1,506	15 June 2026
TL	186,050	USD	32,669	9,936	22 April 2026
FX swap contracts
USD	20,000	TL	117,860	67	27 February 2020
USD	20,000	TL	117,900	51	27 February 2020
Option contracts
EUR	25,000	USD	28,038	186	3 January 2020
USD	50,000	TL	275,000	11	3 January 2020
Held for trading derivative financial assets				436,295

Currency forward contracts

The notional amount and the fair value of currency forward contracts for trading purposes at 31 December 2019 are as follows:

Buy
Currency	Notional amount	Fair Value	Maturity
USD	30,000	2,081	28 February 2020
USD	7,500	952	30 March 2020
USD	7,500	916	29 June 2020
USD	10,000	1,038	30 March 2020
USD	10,000	1,016	29 June 2020
USD	7,500	797	30 March 2020
USD	7,500	785	29 June 2020
Held for trading derivative financial assets		7,585

FX swap, interest swap and participating cross currency swap contracts

The notional amount and the fair value of FX swap, interest swap and participating cross currency swap contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
FX swap contracts
EUR	50,000	USD	55,488	(3,005)	07 January 2020
EUR	75,000	USD	83,232	(4,512)	07 January 2020
EUR	175,000	USD	194,560	(8,508)	08 January 2020
EUR	50,000	USD	55,588	(2,432)	08 January 2020
EUR	50,000	USD	55,588	(2,434)	08 January 2020
EUR	85,000	USD	94,397	(4,748)	08 January 2020
EUR	90,000	USD	100,492	(2,301)	21 January 2020
EUR	20,000	USD	22,332	(510)	21 January 2020
EUR	175,000	USD	195,346	(4,875)	22 January 2020
EUR	50,000	USD	55,825	(1,448)	28 January 2020
EUR	70,000	USD	78,154	(2,036)	28 January 2020
EUR	90,000	USD	100,484	(2,612)	28 January 2020
EUR	50,000	USD	55,825	(1,448)	28 January 2020
TL	11,211	USD	1,860	(3)	28 February 2020
Interest swap contracts
USD	93,340	USD	93,340	(7,802)	22 April 2026
USD	46,670	USD	46,670	(3,101)	22 April 2026
USD	37,336	USD	37,336	(959)	22 April 2026
USD	32,669	USD	32,669	(849)	22 April 2026
Participating cross currency swap contracts
TL	105,848	USD	18,668	(14,265)	22 April 2026
TL	162,552	USD	28,002	(4,691)	22 April 2026
Total held for trading derivative financial liabilities				(72,539)

Fair value of derivative instruments and risk management

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication of the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

	Fair values
	31 December	31 December	Fair Value
	2020	2019	hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	797,060	495,436	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
-Held for trading	251,666	62,159
-Derivatives used for hedging	545,394	433,277

b) FX swap, currency, interest swap and option contracts	100,440	351,768	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
-Held for trading	70,062	301,597
-Derivatives used for hedging	30,378	50,171

c) Currency forward contracts	(2,813)	7,585	Level 2	Forward exchange rates at the balance sheet date
-Held for trading	(2,813)	7,585

(*)Since the bid-ask spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid- ask price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 168,882 lower as at 31 December 2020 (31 December 2019: TL 116,684).

There were no transfers between fair value hierarchy levels during the year.

The following tables present the Group’s financial assets and financial liabilities measured and recognized at fair value at 31 December 2020 and 2019 on a hedge accounting basis:

Fair values
							Change in
							intrinsic	Change in
							value of	value of
							outstanding	hedging item
							hedging	used to
							instruments	determine
	Nominal		31 December	31 December	Fair Value	Hedge	since 1	hedge
Currency	Value	Maturity Date	2020	2019	hierarchy	Ratio	January	effectiveness
Participating cross currency swap contracts
EUR Contracts	366,800	23 October 2025	221,937	148,066	Level 3	1:1	968,122	(968,122)
EUR Contracts	65,158	22 April 2026	53,142	7,675	Level 3	1:1	161,325	(161,325)
USD Contracts	—	16 September 2020	-	246,062	Level 3	1:1	1,570	(1,570)
USD Contracts	216,054	22 April 2026	270,315	31,474	Level 3	1:1	340,553	(340,553)

Cross currency swap contracts
CNY Contracts	162,121	22 April 2026	97,229	50,171	Level 2	1:1	46,858	(46,858)

Interest rate swap contracts
USD Contracts	180,045	22 April 2026	(66,851)	—	Level 2	1:1	—	—

Fair values
							Change in
							intrinsic	Change in
							value of	value of
							outstanding	hedging item
							hedging	used to
							instruments	determine
	Nominal		31 December	31 December	Fair Value	Hedge	since 1	hedge
Currency	Value	Maturity Date	2019	2018	hierarchy	Ratio	January	effectiveness
Participating cross currency swap contracts
EUR Contracts	433,400	23 October 2025	148,066	208,462	Level 3	1:1	293,774	(293,774)
EUR Contracts	56,004	22 April 2026	7,675	64,670	Level 3	1:1	36,344	(36,344)
USD Contracts	133,333	16 September 2020	246,062	394,975	Level 3	1:1	61,424	(61,424)
USD Contracts	46,670	22 April 2026	9,893	—	Level 3	1:1	15,215	(15,215)
USD Contracts	18,668	22 April 2026	21,581	9,234	Level 3	1:1	13,436	(13,436)

Cross currency swap contracts
CNY Contracts	189,107	22 April 2026	50,171	53,583	Level 2	1:1	19,172	(19,172)

Movements in the participating cross currency swap contracts for the years ended 31 December 2020 and 31 December 2019 are stated below:

	31 December	31 December
	2020	2019
Opening balance	495,436	653,142
Cash flow effect	(695,892)	(582,580)
Total gain/loss:
Gains recognized in profit or loss	997,516	424,874
Closing balance	797,060	495,436

Net off / Offset

The Company signed a Credit Support Annex (CSA) against the default risk of parties in respect of a EUR 366,800 participating cross currency swap transaction executed on 15 July 2016 and restructured respectively on 26 May 2017 and 9 August 2018. Additionally, in the 25 June 2019, The Company signed a new CSA to EUR 48,012 participating cross currency swap transaction. As per the CSA, the swap’s current (mark-to-market) value will be determined on the 10th and 24th calendar day of each calendar month, and if the mark-to-market value is positive and exceeds a certain threshold, the bank will be posting cash collateral to the Company which will be equal to an amount exceeding the threshold (i.e. if the mark-to-market value is negative, the Company would be required to post collateral to the bank by an amount exceeding the threshold).

With respect to valuations, on a bi-weekly basis, a transfer will take place between the parties only if the mark-to-market value changes by at least EUR 1,000. Following the execution of CSA, the bank transferred to the Company EUR 268,563 as collateral (31 December 2020: TL 2,419,189) which was the amount exceeding the threshold and the Company transferred EUR 144,083 as collateral to the bank (31 December 2020: TL 1,297,886) which was the amount exceeding the threshold. The Company clarified this with the derivative assets included in the statement of financial position because it has the legal right to offset the collateral amount TL 1,121,303 that it recognizes under the borrowings and intends to pay according to the net fair value. This amount was netted from the borrowings and deducted from the derivative instruments in the balance sheet. As of 31 December 2020, were this transaction not conducted, derivative financial instruments assets would have been TL 2,038,740 and current borrowings TL 6,354,040.

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group’s risk management policy is to hedge its estimated foreign currency exposure in respect of borrowing payments with various maturities at any point in time. The Group uses participating cross currency contracts to hedge its currency risk, mostly with a maturity of over one year from the reporting date. These contracts are generally designated as cash flow hedges.

The Group designates the hedge ratio, between the amount of the hedged item and the hedging instrument is 1:1 to hedge its currency risk.

The time value of options in participating cross currency swap contracts are included in the designation of the hedging instrument and are separately accounted for as a cost of hedging, which is recognized in equity in a cost of hedging reserve. The Group’s policy is for the critical terms of the participating cross currency contracts to align with the hedged item.

The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are;

•

The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in exchange rates;

•

The entire fair value of the derivative contracts including currency basis was designated as the hedging instrument in cash flow hedge. The hypothetical derivative is modelled to exclude the impact of currency basis.

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates. The Group applies a hedge ratio of 1:1.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts.

The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are:

•

The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in interest rates;

Cash flow sensitivity analysis for variable-rate instruments

A reasonable potential change of 100 basis points in interest rates and 10% change in foreign exchange currency at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2020
Participating cross currency swap contracts	1,158,627	849,915	(516,772)	(247,934)
Cross currency swap contracts	49,843	45,528	11,132	12,642
Cash Flow sensitivity (net)	1,208,470	895,443	(505,640)	(235,292)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2019
Participating cross currency swap contracts	376,920	519,967	(102,693)	(180,974)
Cross currency swap contracts	17,631	16,516	(16,644)	(18,114)
Cash Flow sensitivity (net)	394,551	536,483	(119,337)	(199,088)